SHAREHOLDERS' DEFICIT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Federal Home Loan Banks [Abstract]
Share Capital

Subscribed and paid-in capital is R$32,038,471 (R$21,438,374 at December 31, 2017), represented by the following shares, without par value:

	Number of shares (in thousands)
	09/30/2018	12/31/2017
Total capital in shares
Common shares	2,182,333	668,034
Preferred shares	157,727	157,727
Total	2,340,060	825,761
Treasury shares
Common shares	32,031	148,282
Preferred shares	1,812	1,812
Total	33,843	150,094
Outstanding shares
Common shares	2,150,302	519,752
Preferred shares	155,915	155,915
Total outstanding shares	2,306,217	675,667

Subscribed and paid-in capital is R$21,438,374 (R$21,438,374 at December 31, 2016), represented by the following no-par value shares:

	Number of shares (in thousands)
	2017	2016
Total capital in shares
Common shares	668,034	668,034
Preferred shares	157,727	157,727

Total	825,761	825,761

Treasury shares
Common shares	148,282	148,282
Preferred shares	1,812	1,812

Total	150,094	150,094

Outstanding shares
Common shares	519,752	519,752
Preferred shares	155,915	155,915

Total outstanding shares	675,667	675,667

Schedule of Convertible Senior Notes

The remaining balance of the reserve of restructured convertible Senior Notes arises from the fair value of the Subscription Warrants to be capitalized.

Movements in the capital reserve
Restructured Senior Notes convertible into equity instruments	11,613,980
Conversion of the equity instrument into capital	(10,600,097)
Delivery of treasury shares	(773,072)
Difference in the fair value of the share price transferred to the capital reserve	529,981

Balance at Sep 30, 2018	770,792

Treasury shares

The treasury share position corresponding to items (i), (ii) and (iii) referred to above, do not take into consideration item (iv) because this refers to a reclassification derived from cross-shareholdings, as follows:

	Common shares (*)	Amount	Preferred shares (*)	Amount
Balance in 2016	148,282	5,208,938	1,812	59,125
Balance in 2017	148,282	5,208,938	1,812	59,125

(*)	Number of shares in thousands

Historical cost in purchase of treasury shares (R$ per share)	2017	2016
Weighted average	13.40	13.40
Minimum	3.79	3.79
Maximum	15.25	15.25

Summary of Calculations of Basic and Diluted Loss Per Share

The table below shows the calculations of basic and diluted loss per share

	2017	2016	2015 (restated)
Loss for the year	(4,027,661)	(15,679,742)	(10,794,183)

Loss attributable to owners of the Company	(3,736,518)	(15,502,132)	(10,381,490)
Net loss attributable to non-controlling interests	(291,143)	(177,610)	(412,693)

Loss allocated to common shares – basic and diluted	(2,874,290)	(11,924,904)	(4,473,818)
Loss allocated to preferred shares—basic and diluted	(862,228)	(3,577,228)	(5,907,672)
Weighted average number of outstanding shares
(in thousands of shares)
Common shares – basic and diluted	519,752	519,752	314,518
Preferred stock – basic and diluted	155,915	155,915	415,321
Loss per share attributable to owners of the Company (in Reais):
Common shares—basic and diluted	(5.53)	(22.94)	(14.22)
Preferred stock—basic and diluted	(5.53)	(22.94)	(14.22)
Loss per share from continuing operation attributable to owners of the Company:
Common shares—basic and diluted	(5.53)	(22.94)	(13.04)
Preferred shares—basic and diluted	(5.53)	(22.94)	(13.04)
Loss per share from discontinued operation attributable to owners of the Company:
Common shares—basic and diluted	—	—	(1.13)
Preferred shares—basic and diluted	—	—	(1.13)